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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mid-Cap Fund
Portfolio of Investments -- September 30, 2010 (unaudited)
	Shares	Value (Note 1)
COMMON STOCKS - 93.7%

Consumer Discretionary - 12.3%
Bed Bath & Beyond Inc.*	95,745	$4,156,291
CarMax Inc.*	150,684	4,198,056
Liberty Global Inc.-Series C*	97,669	2,984,765
Omnicom Group Inc.	114,175	4,507,629
Yum! Brands Inc.	65,090	2,998,045
		18,844,786
Consumer Staples - 7.8%
Brown-Forman Corp., Class B	47,269	2,913,661
McCormick & Co. Inc.	114,360	4,807,694
Walgreen Co.	127,565	4,273,428
		11,994,783
Energy - 8.0%
EOG Resources Inc.	34,457	3,203,467
Noble Corp.*	112,455	3,799,855
Southwestern Energy Co*	99,220	3,317,917
Weatherford International Ltd.*	114,450	1,957,095
		12,278,334
Financials - 23.1%
Arch Capital Group Ltd.*	53,175	4,456,065
Brookfield Asset Management Inc.	258,321	7,328,567
Brown & Brown Inc.	214,400	4,328,736
Leucadia National Corp.*	175,895	4,154,640
Markel Corp.*	16,142	5,562,372
SEI Investments Co.	190,729	3,879,428
T Rowe Price Group Inc.	59,562	2,981,971
WR Berkley Corp.	96,231	2,604,973
		35,296,752
Health Care - 14.6%
Covance Inc.*	87,212	4,080,649
CR Bard Inc.	37,355	3,041,818
DENTSPLY International Inc.	150,244	4,803,301
Laboratory Corp. of America Holdings*	65,217	5,114,969
Techne Corp.	85,372	5,270,014
		22,310,751
Industrials - 16.8%
Copart Inc.*	135,553	4,469,182
Expeditors International of Washington Inc.	67,305	3,111,510
IDEX Corp.	117,314	4,165,820
Jacobs Engineering Group Inc.*	99,060	3,833,622
Ritchie Bros Auctioneers Inc.	101,228	2,102,506
Wabtec Corp./DE	70,969	3,391,609
Waste Management Inc.	127,975	4,573,826
		25,648,075
Information Technology - 7.5%
Amphenol Corp., Class A	84,846	4,155,757
Factset Research Systems Inc.	42,946	3,484,209
Western Union Co./The	220,090	3,888,990
		11,528,956
Materials - 3.6%
Ecolab Inc.	66,910	3,395,013
Martin Marietta Materials Inc.	28,237	2,173,402
		5,568,415
Total Common Stocks
(Cost $124,637,061)		143,470,852

Repurchase Agreement - 6.2%
With U.S. Bank National Association issued 9/30/10 at 0.01%, due
10/1/10, collateralized by $9,736,554 in Freddie Mac MBS #E99143
due 9/1/18. Proceeds at maturity are $9,545,581 (Cost $9,545,578)		9,545,578

TOTAL INVESTMENTS - 99.9% (Cost $134,182,638)		153,016,430
NET OTHER ASSETS AND LIABILITIES - 0.1%		110,181
TOTAL NET ASSETS - 100%		$153,126,611

*Non-income producing

Investors Fund
Portfolio of Investments -- September 30, 2010 (unaudited)
	Shares	Value (Note 1)
COMMON STOCKS - 97.5%

Consumer Discretionary - 6.3%
Target Corp.	21,080	$1,126,515
Walt Disney Co./The	19,005	629,256
Yum! Brands Inc.	14,370	661,882
		2,417,653
Consumer Staples - 13.7%
Coca-Cola Co./The	12,713	743,965
Costco Wholesale Corp.	18,125	1,168,881
Diageo PLC ADR	13,677	943,850
PepsiCo Inc./NC	22,192	1,474,436
Walgreen Co.	27,835	932,473
		5,263,605
Energy - 13.0%
Apache Corp.	8,565	837,314
Chevron Corp.	15,800	1,280,590
Noble Corp.*	21,530	727,499
Schlumberger Ltd.	21,111	1,300,649
Southwestern Energy Co.*	25,823	863,521
		5,009,573
Financials - 15.3%
Bank of New York Mellon Corp./The	44,593	1,165,215
Berkshire Hathaway Inc., Class B*	8,860	732,545
Franklin Resources Inc.	11,532	1,232,771
Markel Corp.*	2,911	1,003,102
US Bancorp	43,410	938,524
Wells Fargo & Co.	33,033	830,119
		5,902,276
Health Care - 17.9%
Baxter International Inc.	17,735	846,137
Johnson & Johnson	23,089	1,430,594
Novartis AG ADR	26,233	1,512,857
Quest Diagnostics Inc./DE	21,825	1,101,508
St. Jude Medical Inc.*	25,975	1,021,856
UnitedHealth Group Inc.	28,499	1,000,600
		6,913,552
Industrials - 8.3%
3M Co.	15,401	1,335,421
Jacobs Engineering Group Inc.*	17,515	677,830
Waste Management Inc.	33,495	1,197,111
		3,210,362
Information Technology - 23.0%
Cisco Systems Inc.*	56,309	1,233,167
Google Inc., Class A*	3,478	1,828,698
Intel Corp.	59,905	1,151,973
International Business Machines Corp.	10,438	1,400,153
Microsoft Corp.	62,089	1,520,560
QUALCOMM Inc.	21,510	970,531
Visa Inc., Class A	10,400	772,304
		8,877,386
Total Common Stocks
(Cost $35,338,266)		37,594,407

Repurchase Agreement - 1.7%
With U.S. Bank National Association issued 9/30/10 at 0.01%, due
10/1/10, collateralized by $686,693 in Freddie Mac MBS #E99143
due 9/1/18. Proceeds at maturity are $673,224 (Cost $673,224)		673,224

TOTAL INVESTMENTS - 99.2% (Cost $36,011,490)		38,267,631
NET OTHER ASSETS AND LIABILITIES - 0.8%		324,262
TOTAL NET ASSETS - 100%		$38,591,893

* Non-income Producing
ADR American Depository Receipt

Balanced Fund
Portfolio of Investments -- September 30, 2010 (unaudited)
	Shares	Value (Note 1)
COMMON STOCKS - 62.9%

Consumer Discretionary - 3.9%
Target Corp.	4,265	$227,922
Walt Disney Co./The	3,820	126,480
Yum! Brands Inc.	2,505	115,380
		469,782
Consumer Staples - 9.2%
Coca-Cola Co./The	2,485	145,422
Costco Wholesale Corp.	3,695	238,291
Diageo PLC ADR	2,735	188,742
PepsiCo Inc./NC	4,502	299,113
Walgreen Co.	6,650	222,775
		1,094,343
Energy - 8.3%
Apache Corp.	1,690	165,214
Chevron Corp.	3,210	260,171
Noble Corp.*	4,075	137,694
Schlumberger Ltd.	4,145	255,373
Southwestern Energy Co.*	5,302	177,299
		995,751
Financials - 9.8%
Bank of New York Mellon Corp./The	9,122	238,358
Berkshire Hathaway Inc., Class B*	1,710	141,383
Franklin Resources Inc.	2,273	242,984
Markel Corp.*	577	198,829
US Bancorp	8,665	187,337
Wells Fargo & Co.	6,580	165,355
		1,174,246
Health Care - 11.6%
Baxter International Inc.	3,540	168,893
Johnson & Johnson	4,580	283,777
Novartis AG ADR	5,155	297,289
Quest Diagnostics Inc./DE	4,270	215,507
St. Jude Medical Inc.*	5,405	212,633
UnitedHealth Group Inc.	5,810	203,989
		1,382,088
Industrials - 5.4%
3M Co.	3,075	266,633
Jacobs Engineering Group Inc.*	3,365	130,225
Waste Management Inc.	6,825	243,926
		640,784
Information Technology - 14.7%
Cisco Systems Inc.*	10,899	238,688
Google Inc., Class A*	693	364,372
Intel Corp.	11,665	224,318
International Business Machines Corp.	2,047	274,585
Microsoft Corp.	12,650	309,799
QUALCOMM Inc.	4,295	193,790
Visa Inc., Class A	2,045	151,862
		1,757,414
Total Common Stocks
(Cost $6,844,642)		7,514,408

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 18.6%

Consumer Discretionary - 0.5%
Comcast Cable Communications Holdings Inc. 8.375%, 3/15/2013	55,000	$63,907

Consumer Staples - 2.7%
Costco Wholesale Corp. 5.3%, 3/15/2012	100,000	106,714
Kraft Foods Inc. 5.625%, 11/1/2011	100,000	105,054
Sysco Corp. 5.25%, 2/12/2018	100,000	115,191
		326,959
Energy - 3.8%
BP Capital Markets PLC 3.875%, 3/10/2015	52,000	54,157
Devon Energy Corp. 6.3%, 1/15/2019	100,000	121,206
Marathon Oil Corp. 6%, 10/1/2017	100,000	116,544
Valero Energy Corp. 6.875%, 4/15/2012	150,000	161,164
		453,071
Financials - 4.4%
Allstate Corp./The 6.2%, 5/16/2014	100,000	116,808
American Express Co. 4.875%, 7/15/2013	150,000	162,400
General Electric Capital Corp. 4.8%, 5/1/2013	100,000	108,003
Wachovia Corp. 5.25%, 8/1/2014	125,000	135,990
		523,201
Health Care - 1.2%
Abbott Laboratories 5.6%, 11/30/2017	125,000	149,308

Industrials - 1.0%
United Parcel Service Inc. 5.5%, 1/15/2018	100,000	118,636

Information Technology - 3.7%
Cisco Systems Inc. 5.25%, 2/22/2011	100,000	101,835
Hewlett-Packard Co. 4.5%, 3/1/2013	100,000	108,289
Oracle Corp. 4.95%, 4/15/2013	100,000	110,221
Western Union Co./The 5.93%, 10/1/2016	100,000	116,930
		437,275
Telecommunication Services - 1.3%
Verizon New England Inc. 6.5%, 9/15/2011	150,000	157,751

Total Corporate Notes and Bonds
(Cost $2,065,713)		2,230,108

U.S. GOVERNMENT AND AGENCY BONDS - 16.3%

Fannie Mae - 3.9%
2.375%, 7/28/2015	100,000	104,018
4.875%, 5/18/2012	150,000	160,760
6.625%, 11/15/2010	200,000	200,321
		465,099
Federal Home Loan Bank - 1.5%
5.5%, 8/13/2014	150,000	174,963

Freddie Mac - 1.4%
4.875%, 11/15/2013	150,000	168,708

U.S. Treasury Notes - 9.6%
1%, 7/31/2011	475,000	477,950
3.125%, 10/31/2016	175,000	189,971
3.75%, 11/15/2018	185,000	206,709
4.25%, 8/15/2014	100,000	112,774
5.125%, 6/30/2011	150,000	155,467
		1,142,871
Total U.S. Government and Agency Bonds
(Cost $1,853,681)		1,951,641

Repurchase Agreement - 1.7%
With U.S. Bank National Association issued 9/30/10 at 0.01%, due
10/1/10, collateralized by $210,792 in Freddie Mac MBS #E99143
due 9/1/18. Proceeds at maturity are $206,658 (Cost $206,658)		206,658

TOTAL INVESTMENTS - 99.6% (Cost $10,970,694)		11,902,815
NET OTHER ASSETS AND LIABILITIES - 0.4%		49,988
TOTAL NET ASSETS - 100%		$11,952,803

* Non-income Producing
ADR American Depository Receipt
PLC Public Limited Company

Disciplined Equity Fund
Portfolio of Investments -- September 30, 2010 (unaudited)
	Shares	Value (Note 1)
COMMON STOCKS - 94.2%

Consumer Discretionary - 9.3%
NIKE Inc., Class B	19,670	$1,576,354
Omnicom Group Inc.	41,557	1,640,670
Target Corp.	32,135	1,717,294
TJX Cos. Inc.	38,285	1,708,660
Walt Disney Co./The	30,375	1,005,716
Yum! Brands Inc.	18,810	866,389
		8,515,083
Consumer Staples - 10.5%
Coca-Cola Co./The	21,960	1,285,099
Costco Wholesale Corp.	29,555	1,906,002
Diageo PLC ADR	24,355	1,680,739
Kraft Foods Inc., Class A	35,975	1,110,189
PepsiCo Inc./NC	31,885	2,118,439
Walgreen Co.	46,945	1,572,657
		9,673,125
Energy - 11.4%
Apache Corp.	12,300	1,202,448
Chevron Corp.	30,980	2,510,929
ConocoPhillips	43,680	2,508,542
Noble Corp.*	35,540	1,200,897
Schlumberger Ltd.	32,320	1,991,235
Southwestern Energy Co.*	32,927	1,101,079
		10,515,130
Financials - 15.0%
American Express Co	31,655	1,330,460
Bank of New York Mellon Corp./The	61,905	1,617,578
Berkshire Hathaway Inc., Class B*	10,160	840,029
BlackRock Inc.	9,489	1,615,502
Brookfield Asset Management Inc.	38,400	1,089,408
Franklin Resources Inc.	15,224	1,627,445
Markel Corp.*	4,762	1,640,937
Morgan Stanley	51,070	1,260,408
US Bancorp	58,075	1,255,581
Wells Fargo & Co.	59,690	1,500,010
		13,777,358
Health Care - 11.8%
Allergan Inc./United States	14,575	969,675
Baxter International Inc.	26,950	1,285,785
Covance Inc.*	15,525	726,415
Johnson & Johnson	32,890	2,037,864
Novartis AG ADR	38,370	2,212,798
Quest Diagnostics Inc./DE	24,525	1,237,777
St. Jude Medical Inc.*	31,995	1,258,683
UnitedHealth Group Inc.	33,230	1,166,705
		10,895,702
Industrials - 9.8%
3M Co.	21,160	1,834,784
Aecom Technology Corp.*	58,295	1,414,237
Illinois Tool Works Inc.	30,710	1,443,984
ITT Corp.	20,735	971,020
Jacobs Engineering Group Inc.*	36,385	1,408,100
Waste Management Inc.	54,875	1,961,232
		9,033,357
Information Technology - 17.9%
Cisco Systems Inc.*	115,355	2,526,274
Google Inc., Class A*	5,310	2,791,945
Hewlett-Packard Co.	23,360	982,755
Intel Corp.	71,805	1,380,810
International Business Machines Corp.	16,718	2,242,553
Microsoft Corp.	119,100	2,916,759
QUALCOMM Inc.	51,180	2,309,242
Visa Inc., Class A	18,485	1,372,696
		16,523,034
Materials - 2.9%
Ecolab Inc.	18,365	931,840
Martin Marietta Materials Inc.	11,251	865,989
Praxair Inc.	9,425	850,701
		2,648,530
Telecommunication Services - 2.2%
AT&T Inc.	70,735	2,023,021

Utilities - 3.4%
Entergy Corp.	17,285	1,322,821
NextEra Energy Inc.	33,420	1,817,714
		3,140,535
Total Common Stocks
(Cost $83,975,304)		86,744,875

Repurchase Agreement - 5.7%
With U.S. Bank National Association issued 9/30/10 at 0.01%, due
10/1/10, collateralized by $5,364,123 in Freddie Mac MBS #E99143
due 9/1/18. Proceeds at maturity are $5,258,911 (Cost $5,258,909)		5,258,909

TOTAL INVESTMENTS - 99.9% (Cost $89,234,213)		92,003,784
NET OTHER ASSETS AND LIABILITIES - 0.1%		105,485
TOTAL NET ASSETS - 100%		$92,109,269

* Non-income Producing
ADR American Depository Receipt

Madison Institutional Equity Option Fund
Portfolio of Investments -- September 30, 2010 (unaudited)
	Shares	Value
COMMON STOCK - 96.6%		(Note 1)

Consumer Discretionary - 9.0%
American Eagle Outfitters Inc.	10,000	$149,600
Best Buy Co. Inc.	4,000	163,320
Lowe's Cos. Inc.	8,600	191,694
		504,614
Energy - 13.8%
Exxon Mobil Corp.	3,300	203,907
Noble Corp.*	4,000	135,160
Schlumberger Ltd.	2,000	123,220
Transocean Ltd.*	2,100	135,009
Weatherford International Ltd.*	10,000	171,000
		768,296
Financials - 25.4%
Bank of America Corp.	7,878	103,281
Bank of New York Mellon Corp./The	7,000	182,910
Capital One Financial Corp.	6,000	237,300
Citigroup Inc.*	14,000	54,600
Goldman Sachs Group Inc./The	1,200	173,496
Marshall & Ilsley Corp.	12,000	84,480
MGIC Investment Corp.*	9,000	83,070
Morgan Stanley	7,500	185,100
State Street Corp.	5,000	188,300
Wells Fargo & Co.	5,000	125,650
		1,418,187
Health Care - 25.2%
Biogen Idec Inc.*	5,000	280,600
Celgene Corp.*	2,100	120,981
Genzyme Corp.*	2,000	141,580
Gilead Sciences Inc.*	5,000	178,050
Mylan Inc./PA*	12,000	225,720
Pfizer Inc.	8,500	145,945
UnitedHealth Group Inc.	8,900	312,479
		1,405,355
Information Technology - 20.3%
Adobe Systems Inc.*	3,800	99,370
Brocade Communications Systems Inc.*	20,000	116,800
Cisco Systems Inc.*	5,000	109,500
Flextronics International Ltd.*	19,000	114,760
Google Inc., Class A*	400	210,316
QUALCOMM Inc.	5,000	225,600
Symantec Corp.*	6,000	91,020
Visa Inc., Class A	1,800	133,668
Zebra Technologies Corp., Class A*	1,000	33,640
		1,134,674
Materials - 2.9%
Freeport-McMoRan Copper & Gold Inc.	1,900	162,241

Total Common Stock
(Cost $8,009,037)		5,393,367

Repurchase Agreement - 10.3%
With U.S. Bank National Association issued 9/30/10
at 0.01%, due 10/1/10, collaterialized by $583,522 in
Freddie Mac MBS #E99143 due 9/1/18. Proceeds at
maturity are $572,080 (Cost $572,080)		572,080

TOTAL INVESTMENTS - 106.9% (Cost $8,581,116)		5,965,447
NET OTHER ASSETS AND LIABILITIES -		(1,950)
Total Call Options Written - (6.9%)		(382,738)
TOTAL NET ASSETS - 100%		$5,580,759

* Non-income Producing

Call Options
Underlying Security	Contracts	Expiration	Strike Price	Market Value
Adobe Systems Inc.	38	April 2011	35.00	$1,178
American Eagle Outfitters Inc.	100	November 2010	14.00	14,500
Bank of New York Mellon Corp./The	35	December 2010	27.00	3,098
Bank of New York Mellon Corp./The	35	January 2011	27.00	4,358
Biogen Idec Inc.	50	October 2010	55.00	9,875
Brocade Communications Systems Inc.	200	October 2010	6.00	3,000
Celgene Corp.	21	January 2011	55.00	11,865
Cisco Systems Inc.	50	January 2011	25.00	1,800
Exxon Mobil Corp.	33	October 2010	57.50	14,685
Freeport-McMoRan Copper & Gold Inc.	19	November 2010	65.00	39,378
Genzyme Corp.	20	January 2011	55.00	32,950
Gilead Sciences Inc.	50	November 2010	34.00	13,275
Goldman Sachs Group Inc./The	12	January 2011	145.00	11,490
Google Inc.	4	December 2010	480.00	22,420
Lowe's Cos. Inc.	50	October 2010	22.00	3,250
Marshall & Ilsley Corp.	20	October 2010	7.00	600
Marshall & Ilsley Corp.	50	January 2011	7.50	3,250
MGIC Investment Corp.	90	December 2010	9.00	10,440
Morgan Stanley	35	October 2010	30.00	70
Mylan Inc./PA	90	October 2010	22.00	135
Noble Corp.	40	December 2010	36.00	4,800
Pfizer Inc.	85	December 2010	17.00	6,715
QUALCOMM Inc.	50	January 2011	35.00	53,000
Schlumberger Ltd.	20	January 2011	65.00	6,000
State Street Corp.	50	January 2011	40.00	10,650
Symantec Corp.	60	January 2011	17.50	2,370
Transocean Ltd.	21	November 2010	57.50	17,168
UnitedHealth Group Inc.	89	December 2010	31.00	41,830
Visa Inc.	18	January 2011	75.00	7,965
Weatherford International Ltd.	100	January 2011	16.00	21,050
Wells Fargo & Co	50	January 2011	27.50	5,525
Zebra Technologies Corp.	10	November 2010	30.00	4,050
Total Call Options
(Premiums received $274,628)				$382,738

Small/Mid-Cap Fund
Portfolio of Investments -- September 30, 2010 (unaudited)
	Shares	Value
COMMON STOCKS - 91.2%		(Note 1)

Consumer Discretionary - 10.7%
Bed Bath & Beyond Inc.*	630	$27,349
CarMax Inc.*	1,114	31,036
Lamar Advertising Co, Class A*	760	24,183
Omnicom Group Inc.	710	28,031
Sears Holdings Corp.*	302	21,786
Yum! Brands Inc.	535	24,642
		157,027
Consumer Staples - 5.8%
Brown-Forman Corp., Class B	354	21,821
McCormick & Co. Inc.	820	34,473
Walgreen Co.	855	28,642
		84,936
Energy - 9.3%
Contango Oil & Gas Co*	455	22,822
Ensco PLC ADR	635	28,404
EOG Resources Inc.	246	22,871
Noble Corp.*	775	26,187
Southwestern Energy Co.*	630	21,067
Weatherford International Ltd.*	835	14,279
		135,630
Financials - 20.6%
Arch Capital Group Ltd.*	395	33,101
Brookfield Asset Management Inc.	1,420	40,285
Brookfield Properties Corp.	1,832	28,433
Brown & Brown Inc.	1,285	25,944
IntercontinentalExchange Inc.*	251	26,285
Leucadia National Corp.*	1,155	27,281
Markel Corp.*	78	26,878
RLI Corp.	475	26,895
SEI Investments Co.	1,130	22,984
T Rowe Price Group Inc.	407	20,376
WR Berkley Corp.	854	23,118
		301,580
Health Care - 12.2%
Covance Inc.*	589	27,559
CR Bard Inc.	300	24,429
DENTSPLY International Inc.	990	31,650
IDEXX Laboratories Inc.*	455	28,083
Laboratory Corp. of America Holdings*	452	35,450
Techne Corp.	505	31,174
		178,345
Industrials - 16.6%
Aecom Technology Corp.*	917	22,246
Copart Inc.*	858	28,288
Expeditors International of Washington Inc.	480	22,190
Fastenal Co	320	17,021
IDEX Corp.	880	31,249
Jacobs Engineering Group Inc.*	680	26,316
Knight Transportation Inc.	1,080	20,876
Ritchie Bros Auctioneers Inc.	1,075	22,328
Wabtec Corp./DE	510	24,373
Waste Management Inc.	775	27,699
		242,586
Information Technology - 9.7%
Adobe Systems Inc.*	640	16,736
Amphenol Corp., Class A	598	29,290
Blackboard Inc.*	390	14,055
BMC Software Inc.*	670	27,122
Factset Research Systems Inc.	345	27,990
Western Union Co./The	1,540	27,212
		142,405
Materials - 4.0%
Ecolab Inc.	400	20,296
Martin Marietta Materials Inc.	186	14,316
Valspar Corp.	740	23,569
		58,181
Telecommunication Services - 2.3%
Crown Castle International Corp.*	750	33,113

Total Common Stocks
(Cost $1,181,654)		1,333,803

INVESTMENT COMPANY - 2.4%
iShares Gold Trust*	2,690	34,432
Total Investment Company
(Cost $25,638)

Repurchase Agreement - 6.3%
With U.S. Bank National Association issued 9/30/10 at 0.01%, due
10/1/10, collateralized by $94,595 in Freddie Mac MBS #E99143
due 9/1/18. Proceeds at maturity are $92,740 (Cost $92,740)		92,740

TOTAL INVESTMENTS - 99.9% (Cost $1,300,032)		1,460,975
NET OTHER ASSETS AND LIABILITIES - 0.1%		1,117
TOTAL NET ASSETS - 100%		$1,462,092

* Non-income Producing
ADR American Depository Receipt

Notes to Quarterly Holdings Report

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price.  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

2. Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the funds’ investments carried at fair value:
	Quoted Prices in Active Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Mid-Cap Fund
Common Stocks	$ 143,470,852	$ -	$ -	$ 143,470,852
Repurchase Agreement		9,545,578		9,545,578
	143,470,852	9,545,578	-	153,016,430
Investors Fund
Common Stocks	37,594,407			37,594,407
Repurchase Agreement		673,224		673,224
	37,594,407	673,224	-	38,267,631
Balanced Fund
Common Stocks	7,514,408	-	-	7,514,408
Corporate Notes and Bonds		2,230,108		2,230,108
U.S. Government and Agency Obligations		1,951,641		1,951,641
Repurchase Agreement		206,658		206,658
	7,514,408	4,388,407	-	11,902,815
Disciplined Equity Fund
Common Stocks	86,744,875	-	-	86,744,875
Repurchase Agreement		5,258,909		5,258,909
	86,744,875	5,258,909	-	92,003,784
Madison Institutional Equity Option Fund
Assets:
Common Stocks	5,393,367	-	-	5,393,367
Repurchase Agreement		572,080		572,080
	5,393,367	572,080	-	5,965,447
Liabilities:
Written Options	382,738	-	-	382,738
	382,738	-	-	382,738
Small/Mid-Cap Fund
Common Stocks	1,333,803	-	-	1,333,803
Investment Company	34,432			34,432
Repurchase Agreement		92,740		92,740
	1,368,235	92,740	-	1,460,975

 At September 30, 2010 and for the year then ended, the Fund held no Level 3 securities. Please see the Portfolio of Investments for the listing of all securities within each category

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended September 30, 2010.

Derivatives: In March 2008, FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Madison Institutional Equity Option Fund (i.e. MADOX) and their effect:
Asset Derivatives			Liability Derivatives
Derivatives not accounted	Fair Value	Derivatives not accounted	Fair Value
for as hedging instruments	for as hedging instruments
Equity contracts	$-	Options Written	$382,738
Management has determined that there is no impact on the financial statements of the other Funds held in the Trust as they currently do not hold derivative financial instruments.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, CCO and Assistant Secretary

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 19, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November  19, 2010